Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 29, 2024
Prospectus

Effective November 11, 2024, the following information replaces similar information for Energy Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
Effective November 11, 2024, the following information replaces the biographical information for Energy Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Co-Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
Maurice FitzMaurice is Co-Portfolio Manager of VIP Energy Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and portfolio manager.
The following information replaces similar information for Communication Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2013.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Communication Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of VIP Communication Services Portfolio, which he has managed since 2013. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VIPFCI-PSTK-1124-168 1.765122.168	November 8, 2024
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 29, 2024
Prospectus

Effective November 11, 2024, the following information replaces similar information for Energy Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
Effective November 11, 2024, the following information replaces the biographical information for Energy Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Co-Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
Maurice FitzMaurice is Co-Portfolio Manager of VIP Energy Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and portfolio manager.
The following information replaces similar information for Communication Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2013.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Communication Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of VIP Communication Services Portfolio, which he has managed since 2013. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VIPINVF-PSTK-1124-147 1.824639.147	November 8, 2024
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Service Class 2
April 29, 2024
Prospectus

Effective November 11, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.
Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.
Effective November 11, 2024, the following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty is Co-Portfolio Manager of VIP Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.
Maurice FitzMaurice is Co-Portfolio Manager of VIP Energy Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and portfolio manager.
VNR2-PSTK-1124-116 1.832958.116	November 8, 2024